Pension Plans and Similar Obligations - Actuarial Assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Discount rate	5.30%	5.50%	3.10%
Germany
Pension Plans and Similar Obligations
Discount rate	3.50%	4.20%	1.20%
Foreign Countries
Pension Plans and Similar Obligations
Discount rate	2.00%	2.60%	0.50%